Note 18 - Fair Value Disclosure Measurements - Estimated Fair Value of the Company's Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Reported Value Measurement [Member]
Financial assets:
Loans held for sale	$ 1,051	$ 878
Net loans	967,349	1,090,626
Financial liabilities:
Deposits	1,166,610	1,225,200
Other borrowings	12,901	17,038
Estimate of Fair Value Measurement [Member]
Financial assets:
Loans held for sale	1,051	878
Net loans	961,645	1,089,573
Financial liabilities:
Deposits	1,167,388	1,229,101
Other borrowings	12,901	15,250
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Financial assets:
Loans held for sale	0	0
Net loans	0	0
Financial liabilities:
Deposits	967,885	929,450
Other borrowings	0	0
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Financial assets:
Loans held for sale	1,051	878
Net loans	0	0
Financial liabilities:
Deposits	0	0
Other borrowings	0	0
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Financial assets:
Loans held for sale	0	0
Net loans	961,645	1,089,573
Financial liabilities:
Deposits	199,503	299,651
Other borrowings	$ 12,901	$ 15,250